Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
June 30, 2024
Z45-NPRT1-0824
1.9884246.107
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	411,792	8,132,894
Fidelity Series Commodity Strategy Fund (a)	6,224	605,405
Fidelity Series Large Cap Growth Index Fund (a)	225,686	5,208,843
Fidelity Series Large Cap Stock Fund (a)	236,774	5,431,599
Fidelity Series Large Cap Value Index Fund (a)	617,246	9,672,253
Fidelity Series Small Cap Core Fund (a)	17,075	196,698
Fidelity Series Small Cap Opportunities Fund (a)	127,098	1,898,843
Fidelity Series Value Discovery Fund (a)	232,513	3,557,445
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,734,913)		34,703,980

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	122,733	1,852,046
Fidelity Series Emerging Markets Fund (a)	202,099	1,861,333
Fidelity Series Emerging Markets Opportunities Fund (a)	395,610	7,441,432
Fidelity Series International Growth Fund (a)	260,423	4,770,951
Fidelity Series International Index Fund (a)	144,849	1,797,581
Fidelity Series International Small Cap Fund (a)	59,558	1,015,468
Fidelity Series International Value Fund (a)	380,514	4,809,693
Fidelity Series Overseas Fund (a)	339,518	4,777,014
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,254,831)		28,325,518

Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,492	33,804
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	49,352	376,555
Fidelity Series Emerging Markets Debt Fund (a)	12,073	94,292
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,116	27,579
Fidelity Series Floating Rate High Income Fund (a)	7,580	68,070
Fidelity Series International Credit Fund (a)	6	51
Fidelity Series Long-Term Treasury Bond Index Fund (a)	691,808	3,798,025
Fidelity Series Real Estate Income Fund (a)	6,914	66,999
TOTAL BOND FUNDS (Cost $4,980,750)		4,465,375

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,970,494)	67,494,873
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14)
NET ASSETS - 100.0%	67,494,859

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,845	2,602	1,080	17	(1)	438	33,804
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	357,837	22,812	5,728	142	54	1,580	376,555
Fidelity Series Blue Chip Growth Fund	7,578,832	441,970	600,228	-	79,789	632,531	8,132,894
Fidelity Series Canada Fund	1,778,270	158,602	56,745	-	(512)	(27,569)	1,852,046
Fidelity Series Commodity Strategy Fund	451,690	146,908	4,985	-	257	11,535	605,405
Fidelity Series Corporate Bond Fund	23,426	493	23,605	107	1,464	(1,778)	-
Fidelity Series Emerging Markets Debt Fund	87,540	8,499	1,203	1,338	8	(552)	94,292
Fidelity Series Emerging Markets Debt Local Currency Fund	27,496	1,321	797	-	(25)	(416)	27,579
Fidelity Series Emerging Markets Fund	1,611,714	213,270	48,579	-	666	84,262	1,861,333
Fidelity Series Emerging Markets Opportunities Fund	6,468,434	848,924	232,567	-	3,688	352,953	7,441,432
Fidelity Series Floating Rate High Income Fund	64,193	6,724	2,336	1,474	(6)	(505)	68,070
Fidelity Series Government Bond Index Fund	34,251	1,028	34,847	114	889	(1,321)	-
Fidelity Series Government Money Market Fund 5.42%	47,806	924	48,730	250	-	-	-
Fidelity Series International Credit Fund	51	-	-	1	-	-	51
Fidelity Series International Growth Fund	4,462,162	457,809	75,669	-	(677)	(72,674)	4,770,951
Fidelity Series International Index Fund	1,689,356	155,391	41,023	-	657	(6,800)	1,797,581
Fidelity Series International Small Cap Fund	951,789	108,923	20,102	-	(100)	(25,042)	1,015,468
Fidelity Series International Value Fund	4,483,366	450,608	139,054	-	2,033	12,740	4,809,693
Fidelity Series Investment Grade Bond Fund	34,472	751	34,727	150	1,449	(1,945)	-
Fidelity Series Investment Grade Securitized Fund	22,736	476	22,851	100	1,080	(1,441)	-
Fidelity Series Large Cap Growth Index Fund	4,801,745	297,642	292,763	8,551	11,950	390,269	5,208,843
Fidelity Series Large Cap Stock Fund	5,086,366	278,317	174,262	-	2,975	238,203	5,431,599
Fidelity Series Large Cap Value Index Fund	9,092,945	960,155	189,358	-	507	(191,996)	9,672,253
Fidelity Series Long-Term Treasury Bond Index Fund	4,229,343	403,202	734,011	34,600	(43,309)	(57,200)	3,798,025
Fidelity Series Overseas Fund	4,472,566	400,359	96,297	-	(1,281)	1,667	4,777,014
Fidelity Series Real Estate Income Fund	62,127	5,668	859	1,020	5	58	66,999
Fidelity Series Small Cap Core Fund	94,042	116,269	11,564	812	(485)	(1,564)	196,698
Fidelity Series Small Cap Opportunities Fund	2,248,420	129,965	431,388	-	54,844	(102,998)	1,898,843
Fidelity Series Treasury Bill Index Fund	111,522	2,417	113,939	545	-	-	-
Fidelity Series Value Discovery Fund	3,357,737	376,673	63,175	-	43	(113,833)	3,557,445
	63,764,079	5,998,702	3,502,472	49,221	115,962	1,118,602	67,494,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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